As  filed with the Securities and Exchange Commission on August 31, 1999

                                                              File Nos. 33-12113
                                                                        811-5028

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933         /x/

                       Post-Effective Amendment No. 49                      /x/

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940      /x/

                               Amendment No. 53                             /x/

                                   PIMCO Funds
               (Exact Name of Registrant as Specified in Charter)

                            840 Newport Center Drive
                         Newport Beach, California 92660
               (Address of Principal Executive Offices) (Zip Code)
               Registrant's Telephone Number, including area code
                                 (949) 720-6533

        Robert W. Helm, Esq.              R. Wesley Burns
        Dechert Price & Rhoads            Pacific Investment Management Company
        1775 Eye Street, N.W.             840 Newport Center Drive
        Washington, D.C.  20006           Newport Beach, California 92660

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

        /x/        Immediately upon filing pursuant to paragraph (b)

        / /        on (date)  pursuant to paragraph (b)

        / /        60 days after filing pursuant to paragraph (a)(1)

        / /        on (date)  pursuant to paragraph (a)(2)

        / /        75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

The purpose of this Post-Effective Amendment is to file as an exhibit an opinion and consent of counsel. The prospectuses and Statement of Additional Information pertaining to the PIMCO Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds, each of which is a new series of PIMCO Funds: Pacific Investment Management Series (the "Trust"), are incorporated herein by reference from Post-Effective Amendment No. 46 to the Registration Statement of the Trust, which was filed on June 17, 1999.

This amendment does not affect the following prospectuses, each of which is incorporated herein by reference from Post-Effective Amendment No. 48 to the Registration Statement of the Trust, which was filed on August 4, 1999: (1) the Institutional and Administrative Class Prospectus, dated August 1, 1999, for the PIMCO Money Market, Short-Term, Low Duration, Low Duration II, Low Duration III, Low Duration Mortgage, Moderate Duration, Real Return Bond, Total Return, Total Return II, Total Return III, Total Return Mortgage, High Yield, Long-Term U.S. Government, Long Duration, Global Bond, Global Bond II, Foreign Bond, International Bond, Emerging Markets Bond, Emerging Markets Bond II, Municipal Bond, Strategic Balanced, Convertible Bond and StocksPLUS Funds; (2) the Class A, B and C Prospectus, dated August 1, 1999, for the PIMCO Money Market, Short-Term, Low Duration, Real Return Bond, Total Return, High Yield, Long-Term U.S. Government, Global Bond II, Foreign Bond, Emerging Markets Bond, Municipal Bond, Strategic Balanced, Convertible Bond and StocksPLUS Funds; (3) the Class D Prospectus, dated August 1, 1999, for the PIMCO Short-Term, Low Duration, Real Return Bond, Total Return, Total Return Mortgage, High Yield, Foreign Bond, Municipal Bond, Strategic Balanced and StocksPLUS Funds; (4) the Class J and Class K Supplement dated August 1, 1999 to the Institutional and Administrative Class Prospectus dated August 1, 1999; (5) the Supplement to Institutional Prospectus relating to the Commercial Mortgage Securities and StocksPLUS Short Strategy Funds; (6) the Supplement to the Class A, B and C prospectus relating to the Money Market, Total Return II and Total Return III Funds; also (7) the Supplement to the Class D prospectus relating to the Total Return II and Total Return III Funds. This amendment also does not affect the Total Return Fund Class A prospectus and the Statement of Additional Information for the Money Market, Short-Term, Low Duration, Low Duration II, Low Duration III, Low Duration Mortgage, Moderate Duration, Real Return Bond, Total Return, Total Return II, Total Return III, Total Return Mortgage, High Yield, Long-Term U.S. Government, Long Duration, Global Bond, Global Bond II, Foreign Bond, International Bond, Emerging Markets Bond, Emerging Markets Bond II, Municipal Bond, Strategic Balanced, Convertible Bond, StocksPLUS, Commercial Mortgage Securities and StocksPLUS Short Strategy Funds, each dated August 1, 1999, as filed by the Trust pursuant to Rule 497(c) on August 11, 1999, each of which is incorporated herein by reference.

                            PART C. OTHER INFORMATION


Item 23. Exhibits

     (a)  (1) Declaration of Trust of Registrant/7/

          (2) Form of Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest/8/

          (3) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Long Duration Fund/11/

          (4) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Convertible Bond Fund/12/

          (5) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

          (6) Form of Establishment and Designation of Class J and Class K and of the PIMCO Loan Obligation Fund/16/

     (b) Form of By-laws of Registrant/7/

     (c) Not applicable

     (d)  (1) Form of Investment Advisory Contract/7/

          (2) Form of Amendment to Investment Advisory Contract/7/

          (3) Form of Supplement to Investment Advisory Contract Relating to StocksPLUS Short Strategy Fund/2/

          (4) Form of Supplement to Investment Advisory Contract Relating to Balanced Fund/3/

          (5) Form of Supplement to Investment Advisory Contract Relating to Global Bond Fund II/5/

          (6) Form of Supplement to Investment Advisory Contract Relating to Real Return Bond Fund/5/

          (7) Form of Supplement to Investment Advisory Contract Relating to Low Duration Mortgage Fund, Total Return Mortgage Fund, Emerging Markets Bond Fund, and Emerging Markets Bond Fund II/6/

          (8) Form of Supplement to Investment Advisory Contract Relating to Municipal Bond Fund /9/

          (9) Form of Supplement to Investment Advisory Contract Relating to Long Duration Fund/11/

          (10) Form of Supplement to Investment Advisory Contract Relating to Convertible Bond Fund/13/

          (11) Form of Supplement to Investment Advisory Contract Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

     (e)  (1) Form of Amended and Restated Distribution Contract/14/

          (2) Form of Supplement to Amended and Restated Distribution Contract Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

          (3)  Form of Japan Dealer Sales Contract/14/

     (f)  Not applicable

     (g)  Form of Custody and Investment Accounting Agreement/14/

     (h)  (1) Form of Amended and Restated Administration Agreement /9/

          (2)  Form  of  Supplement  to  Amended  and  Restated   Administration
               Agreement relating to Long Duration Fund/11/

          (3)  Form  of  Supplement  to  Amended  and  Restated   Administration
               Agreement Relating to Convertible Bond Fund/13/

          (4)  Form  of  Supplement  to  Amended  and  Restated   Administration
               Agreement Relating to Class J and Class K Shares/14/

          (5) Form of Supplement to Amended and Restated Administration Agreement Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

          (6)  Form of Shareholder Servicing Agreement/9/

          (7)  Form of Transfer Agency Agreement/7/

          (8)  Form of Transfer  Agency  Agreement  with  Shareholder  Services,
               Inc./1/

     (i)  Opinion and Consent of Counsel

     (j)  Not applicable

     (k)  Not applicable

     (l)  Not applicable

     (m)  (1) Form of Distribution and Servicing Plan for Class A Shares/4/

          (2)  Form of Distribution and Servicing Plan for Class B Shares/4/

          (3)  Form of Distribution and Servicing Plan for Class C Shares/4/

          (4) Form of Amended and Restated Distribution Plan for Administrative Class Shares/7/

          (5) Form of Amended and Restated Administrative Services Plan for Administrative Class Shares/7/

          (6)  Form of Distribution and Servicing Plan for Class J Shares/14/

          (7)  Form of Distribution and Servicing Plan for Class K Shares/14/

     (n)  Not applicable

     (o) Form of Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 /14/
 _________________________

     /1/ Filed with Post Effective Amendment No. 33 to the Registration Statement of PIMCO Advisors Funds (File No. 2-87203) on November 30, 1995.

     /2/  Filed with Post-Effective Amendment No. 27 on January 16, 1996.

     /3/  Filed with Post-Effective Amendment No. 28 on April 1, 1996.

     /4/ Filed with Registration Statement on Form N-14 (File No. 333-12871) on September 27, 1996.

     /5/  Filed with Post Effective Amendment No. 33 on January 13, 1997.

     /6/  Filed with Post-Effective Amendment No. 36 on July 11, 1997.

     /7/  Filed with Post-Effective Amendment No. 37 on November 17, 1997.

     /8/  Filed with Post-Effective Amendment No. 39 on January 15, 1998.

     /9/  Filed with Post-Effective Amendment No. 40 on March 13, 1998.

     /10/ Filed with Post-Effective Amendment No. 41 on July 31, 1998.

     /11/ Filed with Post-Effective Amendment No. 42 on September 11, 1998.

     /12/ Filed with Post-Effective Amendment No. 43 on January 15, 1999.

     /13/ Filed with Post-Effective Amendment No. 44 on April 2, 1999.

     /14/ Filed with Post-Effective Amendment No. 45 on May 26, 1999.

     /15/ Filed with Post-Effective Amendment No. 46 on June 17, 1999.

     /16/ Filed with Post-Effective Amendment No. 48 on August 4, 1999.

Item 24. Persons Controlled by or Under Common Control With Registrant

          No  person  is  controlled  by  or  under  common   control  with  the
          Registrant.

Item 25. Indemnification

          Reference is made to Article IV of the Registrant's Declaration of Trust, which was filed with the Registrant's initial Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser

          The directors and officers of PIMCO and their business and other connections are as follows:

Name                                    Business and Other Connections

Allan, George C.                        Senior Vice President, PIMCO and PIMCO Management, Inc.

Ariza, Jr., Augustine                   Vice President, PIMCO and PIMCO Management, Inc.

Arnold, Tamara J.                       Senior Vice President, PIMCO and PIMCO Management, Inc.

Asay, Michael R.                        Senior Vice President, PIMCO and PIMCO Management, Inc.

Baker, Brian P.                         Vice President, PIMCO and PIMCO Management, Inc.

Barbi, Leslie A.                        Executive Vice President, PIMCO and PIMCO Management, Inc.

Beaumont, Stephen B.                    Vice President, PIMCO and PIMCO Management, Inc.

Benz, William R. II                     Managing Director, PIMCO; Director and Managing Director, PIMCO Management,
                                        Inc.; Member of PIMCO Partners LLC.

Bishop, Gregory A.                      Vice President, PIMCO and PIMCO Management, Inc.

Brynjolfsson, John B.                   Senior Vice President, PIMCO and PIMCO Management, Inc.

Burns, R. Wesley                        Managing Director, PIMCO and PIMCO Management, Inc.; President and Trustee
                                        of the Trust and PIMCO Variable Insurance Trust; President and Director of
                                        PIMCO Commercial Mortgage Securities Trust, Inc.; Executive Vice President,
                                        PIMCO Funds: Multi-Manager Series; Director, PIMCO Advisors Funds plc.

Callin, Sabrina C.                      Vice President, PIMCO and PIMCO Management, Inc.

Clark, Marcia K.                        Vice President, PIMCO and PIMCO Management, Inc.

Cohen, Carl J.                          Vice President, PIMCO and PIMCO Management, Inc.

Coleman, Jerry                          Vice President, PIMCO and PIMCO Management, Inc.

Cummings, Doug                          Vice President, PIMCO and PIMCO Management, Inc.

Cupps, Wendy W.                         Senior Vice President, PIMCO and PIMCO Management, Inc.

Dialynas, Chris                         Managing Director, PIMCO and PIMCO Management, Inc.

Dorff, David J.                         Vice President, PIMCO and PIMCO Management, Inc.

Dow, Michael                            Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Dunn, Anita                             Vice President, PIMCO and PIMCO Management, Inc.

Durn, Sandra                            Vice President, PIMCO

Ehlert, A. Benjamin                     Executive Vice President, PIMCO and PIMCO Management, Inc.

Ettl, Robert A.                         Executive Senior Vice President, PIMCO and PIMCO Management, Inc.

Evans, Stephanie D.                     Vice President, PIMCO and PIMCO Management, Inc.

Faillace, Anthony L.                    Vice President, PIMCO and PIMCO Management, Inc.

Fitzgerald, Robert M.                   Chief Financial Officer and Treasurer, PIMCO, PIMCO Management, Inc.,
                                        Cadence Capital Management, Inc., NFJ Investment Group, NFJ Management,
                                        Inc., Parametric Portfolio Associates, Parametric Management Inc.,
                                        StocksPLUS Management Inc. and PIMCO Funds Distributors LLC; Chief Financial
                                        Officer and Assistant Treasurer, Cadence Capital Management; Chief Financial
                                        Officer and Treasurer, Columbus Circle Investors and Columbus Circle
                                        Investors Management Inc.; Chief Financial Officer, Columbus Circle Trust
                                        Company; Director, Senior Vice President and Chief Financial Officer,
                                        Oppenheimer Group, Inc.; Chief Financial Officer and Senior Vice President,
                                        PIMCO Advisors; Director, Senior Vice President and Chief Financial Officer,
                                        PIMCO Global Advisors LLC.

Foulke, Steve A.                        Vice President, PIMCO and PIMCO Management, Inc.

Garbuzov, Yuri P.                       Vice President, PIMCO and PIMCO Management, Inc.

Gross, William H.                       Managing Director, PIMCO; Director and Managing Director, PIMCO Management,
                                        Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice
                                        President of the Trust and PIMCO Variable Insurance Trust; Member of
                                        Management Board, PIMCO Advisors; Member of PIMCO Partners LLC.

Hague, John L.                          Managing Director, PIMCO; Director and Managing Director, PIMCO Management,
                                        Inc.; Member of PIMCO Partners LLC.

Hally, Gordon C.                        Executive Vice President, PIMCO and PIMCO Management, Inc.

Hamalainen, Pasi M.                     Executive Vice President, PIMCO and PIMCO Management, Inc.

Hardaway, John P.                       Senior Vice President, PIMCO and PIMCO Management, Inc.; Treasurer of the
                                        Trust, PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series and
                                        PIMCO Commercial Mortgage Securities Trust, Inc.

Harris, Brent R.                        Managing Director, PIMCO; Director and Managing Director, PIMCO Management,
                                        Inc.; Director and Vice President, StocksPLUS Management, Inc.; Trustee and
                                        Chairman of the Trust and PIMCO Commercial Mortgage Securities Trust, Inc.;
                                        Member of Management Board, PIMCO Advisors; Chairman, PIMCO Variable
                                        Insurance Trust; Member of PIMCO Partners LLC.

Hattesohl, Joseph D.                    Vice President, PIMCO and PIMCO Management, Inc. Assistant Treasurer, the
                                        Trust, PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series and
                                        PIMCO Commercial Mortgage Securities Trust, Inc.

Hayes, Raymond C.                       Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Herin, Robert G.                        Vice President, PIMCO and PIMCO Management, Inc.

Hinman, David C.                        Senior Vice President, PIMCO and PIMCO Management, Inc.

Hocson, Liza                            Vice President, PIMCO and PIMCO Management, Inc.

Hodge, Douglas M.                       Executive Vice President, PIMCO and PIMCO Management, Inc.

Holden, Brent L.                        Executive Vice President, PIMCO and PIMCO Management, Inc.

Holloway, Dwight F., Jr.                Senior Vice President, PIMCO and PIMCO Management, Inc.

Hudoff, Mark                            Senior Vice President, PIMCO and PIMCO Management, Inc.

Isberg, Margaret E.                     Managing Director, PIMCO and PIMCO Management, Inc.; Senior Vice President
                                        of the Trust.

Kelleher, Thomas J.                     Vice President, PIMCO and PIMCO Management, Inc.

Keller, James M.                        Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Kennedy, Raymond G.                     Senior Vice President, PIMCO and PIMCO Management, Inc.

Kiesel, Mark R.                         Vice President, PIMCO and PIMCO Management, Inc.

Kilmer, Sharon                          Executive Vice President, PIMCO and PIMCO Management, Inc.

Kirkbaumer, Steven P.                   Vice President, PIMCO and PIMCO Management, Inc.

Larsen, Henrik P.                       Vice President, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO
                                        Variable Insurance Trust, and the Trust.

Loftus, John S.                         Executive Vice President, PIMCO and PIMCO Management, Inc.; Vice President
                                        and Assistant Secretary, StocksPLUS Management, Inc.

Lown, David                             Vice President, PIMCO and PIMCO Management, Inc.

Ludwig, Daniel T.                       Vice President of Trust

Lyon, Laura, M.                         Vice President, PIMCO and PIMCO Management, Inc.

Mallegol, Andre J.                      Vice President, PIMCO and PIMCO Management, Inc.

Martin, Scott W.                        Vice President, PIMCO and PIMCO Management, Inc.

Martini, Michael E.                     Vice President, PIMCO and PIMCO Management, Inc.

Mather, Scott A.                        Senior Vice President, PIMCO

Mayer, Benjamin L.                      Vice President, PIMCO and PIMCO Management, Inc.

McDevitt, Joseph E.                     Executive Vice President, PIMCO and PIMCO Management, Inc.; Director and
                                        Chief Executive Officer, PIMCO Global Advisors (Europe) Limited.

Metsch, Mark E.                         Vice President, PIMCO and PIMCO Management, Inc.

Molloy, Marie                           Vice President, PIMCO and PIMCO Management, Inc.

Muzzy, James F.                         Managing Director, PIMCO; Director and Managing Director, PIMCO Management,
                                        Inc.; Director and Vice President, StocksPLUS Management, Inc.; Member of
                                        PIMCO Partners LLC; Vice President of the Trust.

Nakamura, Doris S.                      Vice President, PIMCO and PIMCO Management, Inc.

Nellemann, Mark D.                      Vice President, PIMCO and PIMCO Management, Inc.

Nguyen, Vinh T.                         Controller, PIMCO; Vice President and Controller, PIMCO Advisors, Columbus
                                        Circle Investors Management, Inc., Cadence Capital Management, Inc., NJF
                                        Management, Inc., Parametric Management, Inc., StocksPLUS Management, Inc.,
                                        PIMCO Funds Distributors LLC, PIMCO Management, Inc., PIMCO Global Advisors
                                        LLC.

Ongaro, Douglas J.                      Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Otterbein, Thomas J.                    Senior Vice President, PIMCO and PIMCO Management, Inc.

Palghat, Kumar N.                       Vice President, PIMCO and PIMCO Management, Inc.

Paradis, Victoria M.                    Vice President, PIMCO and PIMCO Management, Inc.

Perez, Keith                            Vice President, PIMCO and PIMCO Management, Inc.

Philipp, Elizabeth M.                   Vice President, PIMCO and PIMCO Management, Inc.

Pittman, David J.                       Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Podlich, William F. III                 Managing Director, PIMCO; Director and Managing Director, PIMCO Management,
                                        Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners
                                        LLC.

Powers, William C.                      Managing Director, PIMCO; Director and Managing Director, PIMCO Management,
                                        Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust,
                                        Inc.; Member of PIMCO Partners LLC.

Randall, Terry A.                       Vice President, PIMCO and PIMCO Management, Inc.

Romano, Mark                            Vice President, PIMCO, PIMCO Management, Inc. and the Trust

Roney, Scott L.                         Senior Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief
                                        Executive Officer, PIMCO Global Advisors (Japan) Limited.

Rosborough, Michael J.                  Senior Vice President, PIMCO and PIMCO Management, Inc.

Rowe, Cathy T.                          Vice President, PIMCO and PIMCO Management, Inc.

Ruthen, Seth R.                         Vice President, PIMCO and PIMCO Management, Inc.

Sargent, Jeffrey M.                     Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Funds: Multi-Manager
                                        Series; Senior Vice President of the Trust, PIMCO Variable Insurance Trust,
                                        PIMCO Commercial Mortgage Securities Trust, Inc.

Schmider, Ernest L.                     Executive Vice President, Secretary, Chief Administrative and Legal Officer,
                                        PIMCO and PIMCO Management, Inc.; Secretary, PIMCO Partners LLC; Director,
                                        Assistant Secretary and Assistant Treasurer, StocksPLUS Management, Inc.;
                                        Senior Vice President, PIMCO Advisors.

Scholey, Leland T.                      Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust.

Schulist, Stephen O.                    Vice President, PIMCO and PIMCO Management, Inc.

Scibisz, Iwona E.                       Vice President, PIMCO and PIMCO Management, Inc.

Selby, Richard W.                       Senior Vice President, PIMCO and PIMCO Management, Inc.

Seliga, Denise C.                       Vice President, PIMCO and PIMCO Management, Inc.

Seymour, Rita J.                        Vice President, PIMCO and PIMCO Management, Inc.

Sullivan, Christopher                   Vice President, PIMCO and PIMCO Management, Inc.

Sylwester, Cheryl L.                    Vice President, PIMCO and PIMCO Management, Inc.

Theodore, Kyle, J.                      Vice President, PIMCO and PIMCO Management, Inc.

Thomas, Lee R.                          Director and Managing Director, PIMCO and PIMCO Management, Inc.; Member
                                        PIMCO Partners LLC.

Thompson, William S. Jr.                Chief Executive Officer and Managing Director, PIMCO; Director, Managing
                                        Director and Chief Executive Officer, PIMCO Management, Inc.; Director and
                                        President, StocksPLUS Management, Inc.; Senior Vice President of PIMCO
                                        Variable Insurance Trust; Vice President of the Trust and PIMCO Commercial
                                        Mortgage Securities Trust, Inc.; Member of Management Board, PIMCO Advisors;
                                        Member, President and Chief Executive Officer of PIMCO Partners LLC;
                                        President and Chief Executive Officer, PIMCO Partners GP.

Trinidad, Ronaele K.                    Vice President, PIMCO and PIMCO Management, Inc.

Trosky, Benjamin L.                     Managing Director and Management Board Member, PIMCO; Director and Managing
                                        Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial
                                        Mortgage Securities Trust, Inc.; Member of Management Board, PIMCO Advisors;
                                        Member of PIMCO Partners LLC.

Tyson, Richard E.                       Vice President, PIMCO and PIMCO Management, Inc.

Van de Zilver, Peter A.                 Vice President, PIMCO and PIMCO Management, Inc.

Wegener, Marilyn                        Vice President, PIMCO and PIMCO Management, Inc.

Weil, Richard M.                        Assistant Secretary, PIMCO, PIMCO Management, Inc., Columbus Circle
                                        Investors, Columbus Circle Investors Management, Inc., Cadence Capital
                                        Management, and PIMCO Funds Distributors LLC; General Counsel, PIMCO
                                        Advisors; Secretary, Cadence Capital Management, Inc. NFJ Management, Inc.,
                                        Parametric Management, Inc., NFJ Investment Group, Parametric Portfolio
                                        Associates, and StocksPLUS Management, Inc.; Vice President, PIMCO Funds:
                                        Multi-Manager Series; Senior Vice President Legal and Secretary, PIMCO
                                        Global Advisors LLC.

Westhead, Paul C.                       Vice President, PIMCO and PIMCO Management, Inc.

Wood, George H.                         Executive Vice President, PIMCO and PIMCO Management, Inc.

Yetter, Michael A.                      Senior Vice President, PIMCO and PIMCO Management, Inc.

Young, David                            Vice President, PIMCO.


The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260.

The address of PIMCO Advisors L.P. is 800 Newport Center Drive, Newport Beach, CA 92660.

The address of PIMCO Funds Distributors LLC is 2187 Atlantic Street, Stamford, CT 06902.

Item 27. Principal Underwriters

(a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for PIMCO Funds: Multi-Manager Series. The Distributor is a wholly-owned subsidiary of PIMCO Advisors.

(b)

Name and Principal                    Positions and Offices                          Positions and Offices
 Business Address*                       with Underwriter                               with Registrant

Aartz, Erik M.                        Vice President                                         None

Booth, Jeffrey L.                     Vice President                                         None

Bosch, James D.                       Regional Vice President                                None

Brennan, Deborah P.                   Vice President, Compliance Officer                     None

Burnham, Chris                        Vice Chairmant                                         None

Clark, Timothy R.                     Senior Vice President                                  None

Fessel, Jonathan P.                   Vice President                                         None

Fitzgerald, Robert M.                 Chief Financial Officer and Treasurer                  None

Gallagher, Michael J.                 Regional Vice President                                None

Goldsmith, David S.                   Vice President                                         None

Gray, Ronald H.                       Vice President                                         None

Hussey, John B.                       Regional Vice President                                None

Jobe, Stephen R.                      Vice President                                         None

Jones, Jonathan C.                    Vice President                                         None

Lazcano, Raymond                      Vice President                                         None

Lynch, William E.                     Senior Vice President                                  None

McCarthy, Jacqueline A.               Vice President                                         None

Maloney, Kevin D.                     Compliance Officer                                     None

Meyers, Andrew J.                     Executive Vice President                               None

Moyer, Fiora N.                       Regional Vice President                                 None

Neugebauer, Phil J.                   Vice President                                         None

Nguyen, Vinh T.                       Vice President, Controller                             None

Pearlman, Joffrey H.                  Regional Vice President                                None

Russell, Mathew M.                    Vice President                                         None

Schott, Newton B., Jr.                Executive Vice President/ Secretary,                   None
                                      Chief Administrative/ Legal Officer
                                      and Secretary

Smith, Robert M.                      Vice President                                         None

Spear, Ellen Z.                       Vice President                                         None

Sullivan, Daniel W.                   Regional Vice President                                None

Stone, David P.                       Regional Vice President                                None

Thomas, William H., Jr.               Regional Vice President                                None

Treadway, Stephen J.                  Director, Chairman, President and                      None
                                      Chief Executive Officer

Troyer, Paul H.                       Senior Vice President                                  None

Trumbore, Brian F.                    Executive Vice President                               None

Weil, Richard M.                      Assistant Secretary                                    None

Zimmerman, Glen A.                    Vice President                                         None


_____________________

* The business address of all officers of the Distributor is either 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.


Item 28.  Location of Accounts and Records

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217.

Item 29.  Management Services

          Not applicable

Item 30.  Undertakings

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 45 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 31st day of August, 1999.

                                            PIMCO FUNDS
                                            (Registrant)

                               By:  ___________________________________
                                             R. Wesley Burns*
                                             President

                           *By:     /s/ Keith T. Robinson
                                    Keith T. Robinson, as attorney-in-fact


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                           Title                      Date


____________________________        Trustee                    August 31, 1999
Guilford C. Babcock*


____________________________        Trustee                    August 31, 1999
Thomas P. Kemp*


____________________________        Trustee                    August 31, 1999
Brent R. Harris*


____________________________        Trustee                    August 31, 1999
William J. Popejoy*


____________________________        Trustee                    August 31, 1999
Vern O. Curtis*


____________________________        President                  August 31, 1999
R. Wesley Burns*                    (Principal Executive
                                     Officer)

____________________________        Treasurer                  August 31, 1999
John P. Hardaway*                   (Principal Financial
                                     and Accounting
                                     Officer)


*By:     /s/ Keith T. Robinson
         Keith T. Robinson,
         as attorney-in-fact

___________________

* Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.

                                   PIMCO Funds

                          INDEX TO EXHIBITS FILED WITH
                         POST-EFFECTIVE AMENDMENT NO. 49



Exhibit (i)               Opinion and Consent of Counsel